Prepayments, Deposits and Other Assets, net (Details) - Schedule of allowance for doubtful accounts - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of allowance for doubtful accounts [Abstract]
Beginning balance	$ 306,513	$ 31,139	$ 14,047
Provision(recovery) for doubtful accounts	88,846	258,280	17,400
Write off	(88,846)
Foreign currency translation adjustments	7,331	17,094	(308)
Ending balance	$ 313,844	$ 306,513	$ 31,139